Fair Value of Financial Assets and Liabilities - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 6,974,100	$ 8,536,412
Financial liabilities	2,925,587	3,673,591
Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,925,587	3,673,591
Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	332,724	582,710
Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,660,450	3,970,899
Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,980,926	3,982,803
Recurring Fair Value Measurement [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,974,100	8,536,412
Financial liabilities	2,925,587	3,673,591
Recurring Fair Value Measurement [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	391,049	433,863
Recurring Fair Value Measurement [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,534,164	3,238,371
Recurring Fair Value Measurement [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	343	271
Recurring Fair Value Measurement [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	31	1,086
Recurring Fair Value Measurement [Member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,974,100	8,536,412
Financial liabilities	2,925,587	3,673,591
Recurring Fair Value Measurement [Member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,925,587	3,673,591
Recurring Fair Value Measurement [Member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	391,049	433,863
Recurring Fair Value Measurement [Member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,534,164	3,238,371
Recurring Fair Value Measurement [Member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	343	271
Recurring Fair Value Measurement [Member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	31	1,086
Recurring Fair Value Measurement [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,962,004	4,183,954
Recurring Fair Value Measurement [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,993,344	4,325,193
Financial liabilities	2,924,710	3,672,751
Recurring Fair Value Measurement [Member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,924,710	3,672,751
Recurring Fair Value Measurement [Member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	390,414	433,747
Recurring Fair Value Measurement [Member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,533,922	3,237,647
Recurring Fair Value Measurement [Member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	343	271
Recurring Fair Value Measurement [Member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	31	1,086
Recurring Fair Value Measurement [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	18,752	27,265
Financial liabilities	877	840
Recurring Fair Value Measurement [Member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	877	840
Recurring Fair Value Measurement [Member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	635	116
Recurring Fair Value Measurement [Member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	242	724
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	332,724	582,710
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	332,724	582,710
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	50,743	108,042
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	111	271
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	232,083	432,178
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	8,824	4,861
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	39,842	35,017
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,121	2,341
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	322,913	575,237
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	50,743	108,042
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	232,083	432,178
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	39,842	35,017
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	245
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	9,811	7,473
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	111	271
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	8,824	4,861
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	876	2,341
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,660,450	3,970,899
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,660,450	3,970,899
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,325,668	3,056,179
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	138,845	296,665
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	45,386	217,185
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	366,487	394,691
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	784,064	6,179
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,639,091	3,608,717
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,325,668	3,056,179
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	45,386	217,185
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	261,334	335,353
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,703
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,021,359	362,182
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	138,845	296,665
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	105,153	59,338
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	777,361	6,179
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,980,926	3,982,803
Financial liabilities	2,925,587	3,673,591
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,980,926	3,982,803
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Fair Value [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	382,206	472,208
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Fair Value [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,598,071	3,509,315
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Fair Value [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	649	195
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Fair Value [Member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		1,085
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,962,174	3,955,538
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 2 [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	380,210	468,632
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 2 [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,581,315	3,485,626
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 2 [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	649	195
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 2 [Member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		1,085
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	18,752	27,265
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 3 [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,996	3,576
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 3 [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	16,756	23,689
Recurring Fair Value Measurement [Member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	382,206	472,208
Recurring Fair Value Measurement [Member] | Derivative financial instruments [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,598,071	3,509,315
Recurring Fair Value Measurement [Member] | Derivative financial instruments [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	649	195
Recurring Fair Value Measurement [Member] | Derivative financial instruments [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		1,085
Recurring Fair Value Measurement [Member] | Trading Portfolio Financial Assets [member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	50,743	108,042
Recurring Fair Value Measurement [Member] | Trading Portfolio Financial Assets [member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	232,083	432,178
Recurring Fair Value Measurement [Member] | Trading Portfolio Financial Assets [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	8,824	4,861
Recurring Fair Value Measurement [Member] | Trading Portfolio Financial Assets [member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	39,842	35,017
Recurring Fair Value Measurement [Member] | Trading Portfolio Financial Assets [member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,121	2,341
Recurring Fair Value Measurement [Member] | Financial Investments Available-for-Sale [member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	45,386	217,185
Recurring Fair Value Measurement [Member] | Financial Investments Available-for-Sale [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	366,487	394,691
Recurring Fair Value Measurement [Member] | Financial Investments Available-for-Sale [member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 784,064	$ 6,179